DISCONTINUED OPERATIONS (Details Narrative) (USD $)	3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounting Policies [Abstract]
Deposits				$ 3,500	$ 82,145
Gross profit	40,129	209,596	147,964		147,964
Real estate held for sale					1,035,570
Impairment charge in connection with its mineral rights			$ 1,256,000	$ 99,474